May 4, 2026

Via EDGAR Transmission

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: NEOS ETF Trust, File Nos. 333-253997 and 811-23645

Ladies and Gentlemen:

On behalf of the NEOS S&P 500® High Income ETF, NEOS Enhanced Income Aggregate Bond ETF, NEOS Enhanced Income 1-3 Month T-Bill ETF, NEOS Nasdaq-100® High Income ETF, NEOS Bitcoin High Income ETF, NEOS Enhanced Income 20+ Year Treasury Bond ETF, NEOS Enhanced Income Credit Select ETF, NEOS Nasdaq-100® Hedged Equity Income ETF, NEOS Real Estate High Income ETF, NEOS Russell 2000® High Income ETF, NEOS S&P 500® Hedged Equity Income ETF, NEOS Gold High Income ETF, NEOS MSCI EAFE High Income ETF, NEOS MLP & Energy Infrastructure High Income ETF, NEOS Ethereum High Income ETF, and NEOS Long/Short Equity Income ETF (each a “Fund” and collectively the “Funds”), each a series of NEOS ETF Trust (the “Registrant”), and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information for each Fund contained in Post-Effective Amendment No. 236 to the Registrant’s Registration Statement on Form N-1A, dated May 1, 2026 (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment; and (ii) the text of the Amendment with respect to the Fund was filed electronically with the Securities and Exchange Commission April 30, 2026, accession number 0001999371-26-009592.

If you have any questions, please do not hesitate to contact the undersigned at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench
Bibb L. Strench